Long-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Proceeds from issuance of Long term debt			¥ 0	$ 0	¥ 0	¥ 128,000
Repayments of long term debt			¥ 57,875	$ 8,391	¥ 87,000	¥ 35,625
Secured Debt [Member] | Secured Loan Agreements With East West Bank [Member]
Debt Instrument, Face Amount	¥ 68,000
Proceeds from issuance of Long term debt	¥ 68,000
Long term debt, Percentage bearing fixed interest, Percentage rate	4.15%
Secured Debt [Member] | Secured Loan Agreements With SPD Silicon Valley Bank [Member]
Debt Instrument, Face Amount	¥ 60,000
Proceeds from issuance of Long term debt | $		$ 60,000
Long term debt, Percentage bearing fixed interest, Percentage rate	4.75%